                  METLIFE INVESTORS INSURANCE COMPANY METLIFE
                     INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
             PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for MetLife Investors Insurance Company and/or General American Life Insurance Company will be sent to you without charge.

1. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of LIS," add the following to the "Terminating the LIS Rider" subsection:

     If an owner or joint owner dies and:

         o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and

         o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision
              a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

2. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following to the "MetLife Investors" subsection:

     In 2013, MetLife, Inc. announced its plans to merge MetLife Investors, MetLife Investors USA Insurance Company (MetLife Investors USA), MetLife Insurance Company of Connecticut (MetLife of Connecticut), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors USA and MetLife of Connecticut, like MetLife Investors, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies

                                                                  SUPP-MOCAAB414
     that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

In the "Distributor" subsection, replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

3. APPENDIX A - DISCONTINUED INVESTMENT PORTFOLIOS

Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:

     Effective as of April 28, 2014:

     o Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004) changed its name to Templeton Foreign VIP Fund;

     o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);

     o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);

     o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and

     o    Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class
          B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

4. APPENDIX D - DESCRIPTION OF GMIB I

Add the following to the end of Appendix D:

     If an owner or joint owner dies and:

          o the spouse elects to continue the contract and the GMIB rider continues as described above; and

          o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;

     we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.

5. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

6. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-709-2811

INVESTMENT PORTFOLIO  EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                      ACQUIRED    TOTAL    CONTRACTUAL  NET TOTAL
                                                                                        FUND      ANNUAL     EXPENSE      ANNUAL
                                                 MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                                    FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                                 ---------- -------------- --------- --------- ---------- ------------ ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Small                       0.70%       0.25%          0.04%     0.00%     0.99%          -        0.99%
  Capitalization Fund
 American Funds Growth Fund                        0.33%       0.25%          0.02%     0.00%     0.60%          -        0.60%
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic                  0.61%       0.25%          0.03%     0.01%     0.90%       0.02%       0.88%
  Allocation
 Allianz Global Investors Dynamic                  0.68%       0.25%          0.93%     0.00%     1.86%       0.66%       1.20%
  Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio                0.61%       0.25%          0.04%     0.03%     0.93%       0.02%       0.91%
 BlackRock Global Tactical Strategies              0.66%       0.25%          0.01%     0.14%     1.06%       0.03%       1.03%
  Portfolio
 BlackRock High Yield Portfolio                    0.60%       0.25%          0.09%     0.08%     1.02%          -        1.02%
 Clarion Global Real Estate Portfolio              0.60%       0.25%          0.05%     0.00%     0.90%          -        0.90%
 ClearBridge Aggressive Growth Portfolio           0.59%       0.25%          0.02%     0.00%     0.86%       0.00%       0.86%
 Invesco Balanced-Risk Allocation Portfolio        0.64%       0.25%          0.04%     0.03%     0.96%       0.03%       0.93%
 Invesco Comstock Portfolio                        0.57%       0.25%          0.02%     0.00%     0.84%       0.02%       0.82%
 Invesco Mid Cap Value Portfolio                   0.65%       0.25%          0.05%     0.08%     1.03%       0.02%       1.01%
 JP Morgan Global Active Allocation                0.74%       0.25%          0.09%     0.00%     1.08%       0.05%       1.03%
  Portfolio
 JPMorgan Small Cap Value Portfolio                0.77%       0.25%          0.06%     0.04%     1.12%       0.09%       1.03%
 Lord Abbett Bond Debenture Portfolio              0.51%       0.25%          0.03%     0.00%     0.79%          -        0.79%
 Met/Franklin Low Duration Total                   0.50%       0.25%          0.05%     0.00%     0.80%       0.03%       0.77%
  Return Portfolio
 MetLife Balanced Plus Portfolio                   0.24%       0.25%          0.01%     0.42%     0.92%       0.00%       0.92%
 MetLife Multi-Index Targeted Risk                 0.18%       0.25%          0.11%     0.22%     0.76%          -        0.76%
  Portfolio
 MFS(R) Emerging Markets Equity Portfolio          0.87%       0.25%          0.15%     0.00%     1.27%       0.01%       1.26%
 MFS(R) Research International Portfolio           0.68%       0.25%          0.07%     0.00%     1.00%       0.06%       0.94%
 Morgan Stanley Mid Cap Growth Portfolio           0.64%       0.25%          0.05%     0.00%     0.94%       0.01%       0.93%
 Oppenheimer Global Equity Portfolio               0.67%       0.25%          0.08%     0.00%     1.00%       0.03%       0.97%
 PanAgora Global Diversified Risk Portfolio        0.65%       0.25%          0.98%     0.02%     1.90%       0.58%       1.32%
 PIMCO Inflation Protected Bond Portfolio          0.47%       0.25%          0.08%     0.00%     0.80%       0.00%       0.80%
 PIMCO Total Return Portfolio                      0.48%       0.25%          0.03%     0.00%     0.76%          -        0.76%
 Pioneer Fund Portfolio                            0.65%       0.00%          0.05%     0.00%     0.70%       0.04%       0.66%
 Pioneer Strategic Income Portfolio                0.57%       0.00%          0.06%     0.00%     0.63%          -        0.63%
 Pyramis(R) Government Income Portfolio            0.42%       0.25%          0.03%     0.00%     0.70%          -        0.70%
 Pyramis(R) Managed  Risk Portfolio                0.45%       0.25%          0.45%     0.46%     1.61%       0.35%       1.26%
 Schroders Global Multi-Asset Portfolio            0.65%       0.25%          0.10%     0.05%     1.05%          -        1.05%
 T. Rowe Price Large Cap Value Portfolio           0.57%       0.25%          0.02%     0.00%     0.84%          -        0.84%
 WMC Large Cap Research Portfolio                  0.59%       0.25%          0.03%     0.00%     0.87%       0.05%       0.82%

                                                                                  ACQUIRED    TOTAL    CONTRACTUAL  NET TOTAL
                                                                                    FUND      ANNUAL     EXPENSE      ANNUAL
                                             MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                                FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                             ----------- -------------- --------- --------- ---------- ------------ ----------
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio               0.33%       0.25%          0.02%     0.00%     0.60%      0.00%        0.60%
 BlackRock Capital Appreciation Portfolio      0.69%       0.00%          0.02%     0.00%     0.71%      0.01%        0.70%
 BlackRock Money Market Portfolio              0.33%       0.25%          0.02%     0.00%     0.60%      0.02%        0.58%
 Jennison Growth Portfolio                     0.60%       0.25%          0.02%     0.00%     0.87%      0.07%        0.80%
 Loomis Sayles Small Cap Growth                0.90%       0.25%          0.05%     0.00%     1.20%      0.09%        1.11%
  Portfolio
 Met/Dimensional International Small           0.81%       0.25%          0.14%     0.00%     1.20%      0.01%        1.19%
 Company Portfolio
 MFS(R) Total Return Portfolio                 0.55%       0.25%          0.04%     0.00%     0.84%         -         0.84%
 MFS(R) Value Portfolio                        0.70%       0.25%          0.02%     0.00%     0.97%      0.14%        0.83%
 Neuberger Berman Genesis Portfolio            0.80%       0.25%          0.03%     0.00%     1.08%      0.01%        1.07%
 WMC Core Equity Opportunities Portfolio       0.70%       0.15%          0.02%     0.00%     0.87%      0.11%        0.76%
MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 100 Portfolio        0.07%       0.25%          0.01%     0.70%     1.03%         -         1.03%
 SSgA Growth and Income ETF Portfolio          0.30%       0.25%          0.01%     0.23%     0.79%         -         0.79%
 SSgA Growth ETF Portfolio                     0.32%       0.25%          0.01%     0.25%     0.83%         -         0.83%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio         0.09%       0.25%          0.02%     0.52%     0.88%      0.01%        0.87%
 MetLife Asset Allocation 40 Portfolio         0.07%       0.25%          0.01%     0.57%     0.90%         -         0.90%
 MetLife Asset Allocation 60 Portfolio         0.06%       0.25%          0.00%     0.62%     0.93%         -         0.93%
 MetLife Asset Allocation 80 Portfolio         0.06%       0.25%          0.01%     0.66%     0.98%         -         0.98%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio Clarion
     Global Real Estate Portfolio ClearBridge
     Aggressive Growth Portfolio Invesco
     Balanced-Risk Allocation Portfolio Invesco
     Comstock Portfolio
     Invesco Mid Cap Value Portfolio
          (formerly Lord Abbett Mid Cap Value Portfolio)
     JPMorgan Global Active Allocation Portfolio
     JPMorgan Small Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Large Cap Research Portfolio
       (formerly BlackRock Large Cap Core Portfolio)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     Barclays Aggregate Bond Index Portfolio (Class G)
     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
     MFS(R) Value Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     WMC Core Equity Opportunities Portfolio (Class E)
       (formerly Davis Venture Value Portfolio)

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:

     MetLife Asset Allocation 100 Portfolio (Class B)
       (formerly MetLife Aggressive Strategy Portfolio)
     SSgA Growth and Income ETF Portfolio (Class B)
     SSgA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS

The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":

     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis(R) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio

"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.

APPENDIX  B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. The following Class B or, as noted, Class A portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO

SUBADVISER: Allianz Global Investors U.S. LLC

INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Investments, LLC

INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO MID CAP VALUE PORTFOLIO (formerly Lord Abbett Mid Cap Value Portfolio)

SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

JPMORGAN SMALL CAP VALUE PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO

SUBADVISER: PanAgora Asset Management, Inc.

INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

PYRAMIS(R) MANAGED RISK PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Managed Risk Portfolio seeks total return.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited

INVESTMENT OBJECTIVE: The Schroders Global Multi- Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

WMC LARGE CAP RESEARCH PORTFOLIO (formerly BlackRock Large Cap Core Portfolio)

SUBADVISER: Wellington Management Company, LLP (formerly BlackRock Advisors,
LLC)

INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BARCLAYS AGGREGATE BOND INDEX PORTFOLIO

SUBADVISER: MetLife Investment Management, LLC

INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.

BLACKROCK BOND INCOME PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

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During extended periods of low interest rates, the yields of the BlackRock Money
Market Portfolio may become extremely low and possibly negative.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E) (formerly Davis Venture Value Portfolio)

SUBADVISER: Wellington Management Company, LLP (formerly Davis Selected Advisers, L.P.)

INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE ASSET ALLOCATION 100 PORTFOLIO (formerly MetLife Aggressive Strategy Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Metropolitan Series Fund Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE ASSET ALLOCATION 20 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 60 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.

                                      B-4